Prepaid Advertising Expense (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 01, 2014	Feb. 02, 2013
Advertising Costs [Line Items]
Prepaid Advertising Expense	$ 10,560	$ 13,104
Prepaid and Other Current Assets
Advertising Costs [Line Items]
Prepaid Advertising Expense	2,842	2,553
Other Assets
Advertising Costs [Line Items]
Prepaid Advertising Expense	$ 7,718	$ 10,551